As filed with the Securities and Exchange Commission on July 23, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05339)

Concorde Funds, Inc.
(Exact name of registrant as specified in charter)

1000 Three Lincoln Center
5430 LBJ Freeway LB3
Dallas, TX 75240-2650
(Address of principal executive offices) (Zip code)

Gary B. Wood
1000 Three Lincoln Center, 5430 LBJ Freeway LB3, Dallas, TX 75240-2650
(Name and address of agent for service)

972-701-5400
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/2008

Date of reporting period:  6/30/2008

Item 1. Schedule of Investments.

CONCORDE VALUE FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
June 30, 2008 (Unaudited)
	Shares or
	Principal		Percent of
	Amount	Value	Net Assets
COMMON STOCKS - 93.00%
CAPITAL GOODS
CAE, Inc. (b)	36,000	$406,440	2.58%
General Electric Co.	17,500	467,075	2.97
Illinois Tool Works, Inc.	10,000	475,100	3.02
Terex Corp. (a)	11,000	565,070	3.59
Textron, Inc.	12,400	594,332	3.77
		2,508,017	15.93
COMMERCIAL SERVICES & SUPPLIES
Waste Management, Inc.	15,000	565,650	3.59

CONSUMER DURABLES & APPAREL
Hanesbrands, Inc. (a)	19,000	515,660	3.27
Pulte Homes, Inc.	21,000	202,230	1.28
		717,890	4.55
DIVERSIFIED FINANCIALS
Bank of New York Mellon Corp.	12,787	483,732	3.07
CIT Group, Inc.	23,000	156,630	0.99
		640,362	4.06
ENERGY
Cimarex Energy Co.	7,000	487,690	3.10
Devon Energy Corp.	4,500	540,720	3.43
		1,028,410	6.53
HEALTH CARE EQUIPMENT & SERVICES
Quest Diagnostics	12,000	581,640	3.69

INSURANCE
Delphi Financial Group	15,000	347,100	2.20

MEDIA
CBS Corp. - Class B	21,500	419,035	2.66
Comcast Corp. - Special A	24,000	450,240	2.86
Live Nation, Inc. (a)	35,000	370,300	2.35
The Walt Disney Co.	22,000	686,400	4.36
		1,925,975	12.23
PHARMACEUTICALS & BIOTECHNOLOGY
Johnson & Johnson	10,000	643,400	4.09

REAL ESTATE
First Industrial Realty Trust, Inc.	15,000	412,050	2.62

RETAILING
Lowe's Cos., Inc.	20,000	415,000	2.64
Office Depot, Inc. (a)	36,000	393,840	2.50
		808,840	5.14
SOFTWARE & SERVICES
Fiserv, Inc. (a)	9,500	431,015	2.73
Microsoft Corp.	17,000	467,670	2.97
Oracle Corp. (a)	27,500	577,500	3.67
		1,476,185	9.37
TECHNOLOGY HARDWARE & EQUIPMENT
Agilent Technologies, Inc. (a)	16,000	$568,640	3.61%
Dell, Inc. (a)	24,500	536,060	3.40
Diebold, Inc.	15,000	533,700	3.39
EMC Corp. (a)	35,000	514,150	3.27
		2,152,550	13.67
TRANSPORTATION
Macquarie Infrastructure Company, LLC	13,000	328,770	2.09
United Parcel Service, Inc.	8,300	510,201	3.24
		838,971	5.33
TOTAL COMMON STOCKS (Cost $12,721,962)		14,647,040	93.00

	Shares or
	Principal		Percent of
	Amount	Value	Net Assets
SHORT TERM INVESTMENTS - 7.15%
INVESTMENT COMPANIES
Federated Cash Trust Money Market, 1.19%	275,416	275,416	1.75

VARIABLE RATE DEMAND NOTES (c)
American Family Demand Note, 1.874%	$49,986	49,986	0.32
U.S. Bank, N.A., 2.233%	400,000	400,000	2.54
Wisconsin Corporate Central Credit Union, 2.153%	400,000	400,000	2.54
		849,986	5.40
TOTAL SHORT TERM INVESTMENTS (Cost $1,125,402)		1,125,402	7.15
Total Investments (Cost $13,847,364) - 100.15%		15,772,442	100.15
Liabilities in Excess of Other Assets - (0.15)%		(22,962)	(0.15)
NET ASSETS		$15,749,480	100.00%

Notes:
(a) Presently non-income producing.
(b)	Foreign issued security listed directly on a U.S. securities exchange.
(c)			Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rate change periodically on specified dates. The rate listed are as of June 30, 2008.

The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows*:

Cost of investments	$13,847,364
Gross unrealized appreciation	3,121,139
Gross unrealized depreciation	(1,196,061)
Net unrealized appreciation	$1,925,078

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to
Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Concorde Funds, Inc.

By (Signature and Title)          /s/ Gary B. Wood
Gary B. Wood, Chief Executive Officer

Date           7/18/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ Gary B. Wood
Gary B. Wood,
Chief Executive Officer and Chief Financial Officer

Date           7/18/08